Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 63,092	$ 512,569
Other assets and receivables	4,151,752	6,259,865
Real estate property completed	29,507,108	31,566,156
Real estate properties and land lots under development	341,427,234	364,876,105
Property and equipment, net	89,742	157,499
Deferred tax assets	4,472,581	3,614,419
Total Assets	379,711,509	406,986,613
Liabilities
Accounts payable	5,159,212	5,526,610
Due to related parties	31,870,222	32,045,112
Other taxes payable	49,918	13,350
Other payables and accrued liabilities	8,985,719	560,830
Real estate property refund and compensation payable	24,997,563	25,274,753
Convertible note	75,000,000	75,000,000
Loans payable	41,456,074	44,502,981
Total Liabilities	187,518,708	182,923,636
Equity
Preferred stock at $0.0001 par value; 100,000,000 shares authorized; none issued or outstanding
Common stock at $0.0001 par value; 500,000,000 shares authorized; 272,269,446 and 172,254,446 shares issued and outstanding at December 31, 2016 and 2015, respectively	27,227	17,225
Additional paid-in capital	242,696,445	242,622,947
Accumulated losses	(28,989,090)	(16,263,010)
Accumulated other comprehensive loss	(21,541,781)	(2,314,185)
Total Equity	192,192,801	224,062,977
Total Liabilities and Equity	$ 379,711,509	$ 406,986,613